AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2022
	Shares	Value
Common Stocks - 98.7%
Communication Services - 6.9%
Auto Trader Group PLC (United Kingdom)[1]	4,100	$33,847
Future PLC (United Kingdom)	700	23,786
Kadokawa Corp. (Japan)	1,600	41,915
Nordic Entertainment Group AB, Class B (Sweden)*	500	20,189
Zynga, Inc., Class A (United States)*	4,200	38,808

Total Communication Services		158,545
Consumer Discretionary - 12.4%
Afya, Ltd., Class A (Brazil)*,2	1,100	15,851
Brunswick Corp. (United States)	500	40,445
Callaway Golf Co. (United States)*	1,200	28,104
CIE Automotive, S.A. (Spain)	700	15,951
Dalata Hotel Group PLC (Ireland)*	2,000	8,762
Floor & Decor Holdings, Inc., Class A (United States)*	300	24,300
Hilton Grand Vacations, Inc. (United States)*	700	36,407
K Car Co., Ltd. (South Korea)	800	21,349
momo.com, Inc. (Taiwan)	590	19,177
National Vision Holdings, Inc. (United States)*	800	34,856
Planet Fitness, Inc., Class A (United States)*	300	25,344
Thule Group AB (Sweden)[1]	400	15,834

Total Consumer Discretionary		286,380
Consumer Staples - 3.0%
Kobe Bussan Co., Ltd. (Japan)	300	9,233
Performance Food Group Co. (United States)*	600	30,546
Sugi Holdings Co., Ltd. (Japan)	250	12,374
Viscofan, S.A. (Spain)	300	17,792

Total Consumer Staples		69,945
Energy - 1.3%
Friedrich Vorwerk Group SE (Germany)*	200	8,407
Gaztransport Et Technigaz, S.A. (France)	200	22,346

Total Energy		30,753
Financials - 15.8%
doValue S.P.A. (Italy)[1]	700	5,894
Evercore, Inc., Class A (United States)	350	38,962
FinecoBank Banca Fineco S.P.A. (Italy)	1,700	25,789
Focus Financial Partners, Inc., Class A (United States)*	700	32,018
Nordnet AB publ (Sweden)	1,400	25,062
Patria Investments, Ltd., Class A (Cayman Islands)	800	14,248
PJT Partners, Inc., Class A (United States)	800	50,496
	Shares	Value

RenaissanceRe Holdings, Ltd. (Bermuda)	300	$47,553
Silvergate Capital Corp., Class A (United States)*	200	30,114
St James's Place PLC (United Kingdom)	1,100	20,739
Steadfast Group, Ltd. (Australia)	11,400	40,597
Topdanmark AS (Denmark)	600	33,587

Total Financials		365,059
Health Care - 10.3%
ALK-Abello A/S (Denmark)*	1,000	22,045
Amplifon S.P.A. (Italy)	500	22,252
Ascendis Pharma A/S, ADR (Denmark)*	150	17,604
Charles River Laboratories International, Inc. (United States)*	100	28,397
Chemed Corp. (United States)	100	50,655
Encompass Health Corp. (United States)	600	42,666
MedPeer, Inc. (Japan)*	400	12,896
Nippon Shinyaku Co., Ltd. (Japan)	300	20,397
Siegfried Holding AG (Switzerland)	25	20,607

Total Health Care		237,519
Industrials - 26.7%
Arcadis, N.V. (Netherlands)	400	17,972
The AZEK Co., Inc. (United States)*	800	19,872
Befesa, S.A. (Luxembourg)[1]	200	15,719
Bodycote PLC (United Kingdom)	1,700	14,037
Booz Allen Hamilton Holding Corp. (United States)	300	26,352
Cargojet, Inc. (Canada)	100	15,205
Casella Waste Systems, Inc., Class A (United States)*	300	26,295
Electrocomponents PLC (United Kingdom)	1,300	18,360
EMCOR Group, Inc. (United States)	300	33,789
First Advantage Corp. (United States)*	2,300	46,437
Fuji Corp. (Japan)	1,100	19,840
Genuit Group PLC (United Kingdom)	1,100	7,055
Grafton Group PLC (Ireland)	2,500	31,980
HomeServe PLC (United Kingdom)	1,900	21,041
Howden Joinery Group PLC (United Kingdom)	1,600	16,040
Interpump Group S.P.A. (Italy)	200	10,022
IPH, Ltd. (Australia)	2,600	15,397
ITT, Inc. (United States)	250	18,803
KION Group AG (Germany)	566	37,303
Nabtesco Corp. (Japan)	800	21,122
Nexans, S.A. (France)	300	28,074
Regal Rexnord Corp. (United States)	250	37,195
Rotork PLC (United Kingdom)	7,500	31,935

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 26.7% (continued)
RWS Holdings PLC (United Kingdom)	2,400	$11,665
Valmet OYJ (Finland)[2]	800	24,831
WillScot Mobile Mini Holdings Corp. (United States)*	500	19,565
Zurn Water Solutions Corp. (United States)	900	31,860

Total Industrials		617,766
Information Technology - 17.8%
Accton Technology Corp. (Taiwan)	1,700	13,071
BE Semiconductor Industries, N.V. (Netherlands)	200	17,049
Chinasoft International, Ltd. (China)	9,800	8,033
Copperleaf Technologies, Inc. (Canada)*	500	6,471
CyberArk Software, Ltd. (Israel)*	250	42,188
Fortnox AB (Sweden)	2,900	16,023
Horiba, Ltd. (Japan)	300	16,347
Jack Henry & Associates, Inc. (United States)	200	39,410
Keywords Studios PLC (Ireland)	600	20,651
Littelfuse, Inc. (United States)	50	12,471
MACOM Technology Solutions Holdings, Inc. (United States)*	500	29,935
MKS Instruments, Inc. (United States)	125	18,750
Monolithic Power Systems, Inc. (United States)	100	48,568
Nice, Ltd., Sponsored ADR (Israel)*	150	32,850
Simplex Holdings, Inc. (Japan)	1,200	18,718
Spirent Communications PLC (United Kingdom)	7,000	21,804
Systena Corp. (Japan)	2,800	9,814
TOTVS, S.A. (Brazil)	3,983	30,585
Yeahka, Ltd. (China)*	2,700	8,194

Total Information Technology		410,932
Materials - 2.4%
Asahi Holdings, Inc. (Japan)	600	11,096
	Shares	Value

Huhtamaki Oyj (Finland)[2]	700	$24,352
Toyo Gosei Co., Ltd. (Japan)	100	8,799
Verallia, S.A. (France)[1]	500	11,905

Total Materials		56,152
Real Estate - 2.1%
Katitas Co., Ltd. (Japan)	900	24,724
Kennedy-Wilson Holdings, Inc. (United States)	1,000	24,390

Total Real Estate		49,114

Total Common Stocks (Cost $2,106,330)		2,282,165

Principal Amount
Short-Term Investments - 1.6%
Joint Repurchase Agreements - 0.9%[3]
Citibank N.A., dated 03/31/22, due 04/01/22, 0.300% total to be received $19,964 (collateralized by various U.S. Treasuries, 0.000% - 7.125%, 04/07/22 - 02/15/50, totaling $20,363)	$19,964	19,964

	Shares
Other Investment Companies - 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.19%[4]	11,429	11,429
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[4]	5,888	5,888

Total Other Investment Companies		17,317

Total Short-Term Investments (Cost $37,281)		37,281
Total Investments - 100.3% (Cost $2,143,611)		2,319,446
Other Assets, less Liabilities - (0.3)%		(7,491)
Net Assets - 100.0%		$2,311,955

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of these securities amounted to $83,199 or 3.6% of net assets.
[2]	Some of these securities, amounting to $52,579 or 2.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$308,079	$309,687	—	$617,766
Information Technology	297,902	113,030	—	410,932
Financials	246,978	118,081	—	365,059
Consumer Discretionary	214,069	72,311	—	286,380
Health Care	139,322	98,197	—	237,519
Communication Services	38,808	119,737	—	158,545
Consumer Staples	30,546	39,399	—	69,945
Materials	—	56,152	—	56,152
Real Estate	24,390	24,724	—	49,114
Energy	8,407	22,346	—	30,753
Short-Term Investments
Joint Repurchase Agreements	—	19,964	—	19,964
Other Investment Companies	17,317	—	—	17,317
Total Investment in Securities	$1,325,818	$993,628	—	$2,319,446

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2022, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at March 31, 2022, was as follows:
Country	% of Long-Term Investments
Australia	2.5
Bermuda	2.1
Brazil	2.0
Canada	0.9
Cayman Islands	0.6
China	0.7
Denmark	3.2
Finland	2.2
France	2.7
Germany	2.0
Ireland	2.7
Israel	3.3
Italy	2.8
Country	% of Long-Term Investments
Japan	10.0
Luxembourg	0.7
Netherlands	1.5
South Korea	0.9
Spain	1.5
Sweden	3.4
Switzerland	0.9
Taiwan	1.4
United Kingdom	9.7
United States	42.3
100.0

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$52,579	$19,964	$37,033	$56,997
The following table summarizes the securities received as collateral for securities lending at March 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.500%	08/04/22-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.